SUBSEQUENT EVENT ? MERGER AGREEMENT AND RELATED ITEMS	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
SUBSEQUENT EVENT - MERGER

NOTE 9 – SUBSEQUENT EVENT – MERGER

On July 16, 2021, subsequent to the fiscal quarter ended June 30, 2021, the fiscal quarter to which this Quarterly Report on Form 10-Q relates, we consummated the business combination, or the Business Combination, contemplated by the Agreement and Plan of Merger, dated March 5, 2021, with NHIC Sub Inc. (“Merger Sub”), a wholly-owned subsidiary of the Company a special purpose acquisition company, which is our predecessor, and Evolv Technologies, Inc. dba Evolv Technology, Inc. (“Legacy Evolv”), as amended by that certain First Amendment to Agreement and Plan of Merger dated June 5, 2021 by and among the Company, Merger Sub and Legacy Evolv (the “Amendment” and as amended, the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Evolv, with Legacy Evolv surviving the merger as a wholly owned subsidiary of the Company (the “Business Combination”). Upon the closing of the Business Combination, the Company changed its name to Evolv Technologies Holdings, Inc. and the officers of NewHold Investments Corp resigned and the officers of Evolv became the officers of the Company. Evolv is engaged in the business of providing artificial intelligence touchless security screening. Evolv is based in Waltham, Massachusetts.

Holders of 8,755,987 shares of the Company Class A common stock sold in its initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Comapny public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $87,564,196.77 in the aggregate. As a result of the Business Combination, each share of Legacy Evolv preferred stock and common stock was converted into the right to receive approximately 0.378 shares of Evolv Technologies Holdings, Inc’s Class A common stock. Additionally, the 4,312,500 shares of Company Class B common stock held by NewHold Industrial Technology Holdings LLC, automatically converted to 4,312,500 shares of Evolv Technologies Holdings, Inc’s Class A common stock.

Cash proceeds of the Business Combination were funded through a combination of Company cash held in trust, net of redemptions, and $300.0 million in aggregate gross proceeds to Evolv from the Private Investment in Public Equity (“PIPE”).

NOTE 9 — SUBSEQUENT EVENT — MERGER AGREEMENT AND RELATED ITEMS

Management has evaluated subsequent events occurring after the date of the financial statements but before the financial statements were available to be issued on May 14, 2021 to determine if there were any such events or transactions that require potential adjustment to or disclosure in the financial statements. The Company has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

Merger Agreement

On March 5, 2021, NewHold Investment Corp., (“NewHold”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among NewHold, NHIC Sub Inc., a Delaware corporation and a wholly owned subsidiary of NewHold (“Merger Sub”), and Evolv Technologies, Inc. dba Evolv Technology, Inc., a Delaware corporation (“Evolv”). The Merger Agreement was subsequently amended on June 5, 2021. Pursuant to the terms of the Merger Agreement, a business combination between NewHold and Evolv has been effected through the merger of Merger Sub with and into Evolv, with Evolv surviving the merger as a wholly owned subsidiary of NewHold (the “Merger”). The Board of Directors of NewHold (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of NewHold.

Evolv is engaged in the business of providing artificial intelligence touchless security screening. Evolv is based in Waltham, Massachusetts.

More complete information about the Merger Agreement and related Support Agreement, Amended and Restated Insider Letter Agreement, form of Subscription Agreement and Stockholder Agreement are filed with the Current Report on Form 8-K filed on March 8, 2021.